Note 21 - Other Liabilities - Other Noncurrent Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Post-employment benefits	$ 144,993	$ 115,087
Other-long term benefits	85,473	78,492
Miscellaneous	20,917	19,550
Other non-current liabilities	$ 251,383	$ 213,129